Property, plant and equipment, net - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 3,353,055	¥ 2,510,398	¥ 187,277